Certain Risks and Concentrations (Narrative) (Details) In Thousands, unless otherwise specified									12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2012 RMB [Member] CNY	Dec. 31, 2011 RMB [Member] CNY	Dec. 31, 2012 Customer Concentration Risk [Member] Net Revenue [Member]	Dec. 31, 2011 Customer Concentration Risk [Member] Net Revenue [Member]	Dec. 31, 2010 Customer Concentration Risk [Member] Net Revenue [Member]	Dec. 31, 2012 Product Concentration Risk [Member] Net Revenue [Member] Mir II, MMORPG [Member]	Dec. 31, 2011 Product Concentration Risk [Member] Net Revenue [Member] Mir II, MMORPG [Member]	Dec. 31, 2010 Product Concentration Risk [Member] Net Revenue [Member] Mir II, MMORPG [Member]	Dec. 31, 2012 Product Concentration Risk [Member] Net Revenue [Member] Woool, MMORPG [Member]	Dec. 31, 2011 Product Concentration Risk [Member] Net Revenue [Member] Woool, MMORPG [Member]	Dec. 31, 2010 Product Concentration Risk [Member] Net Revenue [Member] Woool, MMORPG [Member]	Jul. 21, 2005 Foreign Currency Exchange Rate Risk [Member] Scenario, before Announcement of Exchange Rate Adjustment [Member]	Jul. 21, 2005 Foreign Currency Exchange Rate Risk [Member] Scenario, after Announcement of Exchange Rate Adjustment [Member]
Concentration Risk [Line Items]
Number of individual customer accounted for more than 10% of net revenues									0	0	0
Concentration risk, percentage												33.00%	39.70%	45.70%	15.70%	16.80%	21.10%
Exchange rate of U.S. dollar to RMB	6.2301	6.2301																8.27	8.11
Cash and cash equivalents	$ 337,200	2,100,789	$ 294,614	1,835,476	1,571,771	1,799,151	1,640,000	1,172,000